CAPITAL STOCK (Details) - USD ($) shares in Thousands, $ in Thousands		6 Months Ended
		Sep. 30, 2021	Sep. 30, 2020
Capital Stock
Balance, Shares		12,084	10,988	[1]
Balance		$ 130,649	$ 117,817
Shares issued in public offering and ATM, shares		1,241		[1]
Shares issued in public offering and ATM		$ 27,216
Shares issued in a private placement, net of issue costs, shares			698	[1]
Shares issued in a private placement, net of issue costs			$ 6,732
Warrants exercised, shares		13		[1]
Warrants exercised		$ 291
Shares issued for services, shares		3		[1]
Shares issued for services		$ 60
To reflect warrants issued and outstanding, shares	[2]			[1]
To reflect warrants issued and outstanding	[2]		$ (330)
Exchange of SalvaRx warrants for Portage warrants, shares				[1]
Exchange of SalvaRx warrants for Portage warrants			$ 2,451
Balance, Shares		13,341	11,686	[1]
Balance		$ 158,216	$ 126,670

[1]	Number of ordinary shares have been retroactively adjusted to reflect the impact of 100:1 reverse stock split on June 5, 2020.
[2]	Represents the contractual value of the Portage warrants, which was adjusted to fair value of $271 using the Black-Scholes model in the six months ended September 30, 2020.